Schedule of investments
Delaware Climate Solutions Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.31%♦
Consumer Staples — 3.08%
Darling Ingredients †	113,379	$ 4,166,678
		4,166,678
Energy — 13.44%
Equinor	145,318	4,136,874
Occidental Petroleum	75,998	4,790,154
Schlumberger	94,292	4,448,697
Valero Energy	30,619	4,799,834
		18,175,559
Industrials — 22.16%
AP Moller - Maersk Class B	1,322	2,297,967
Cummins	18,802	5,206,838
Kingspan Group	60,754	5,172,627
Net Power †	202,687	1,992,413
Schneider Electric †	24,671	5,926,322
Sunrun †	310,593	3,683,633
Waste Management	26,701	5,696,391
		29,976,191
Information Technology — 3.92%
First Solar †	23,529	5,304,849
		5,304,849
Materials — 17.79%
Alcoa	149,350	5,941,143
Anglo American	174,928	5,532,585
CF Industries Holdings	55,131	4,086,310
Holcim	45,908	4,068,334
Nutrien	87,141	4,436,348
		24,064,720
Real Estate — 3.35%
Weyerhaeuser	159,644	4,532,293
		4,532,293
Utilities — 34.57%
AES	235,299	4,134,203
Ameren	60,054	4,270,440
American Electric Power	54,151	4,751,209
CMS Energy	81,864	4,873,364
NextEra Energy	60,549	4,287,475
Orsted 144A #, †	75,033	3,993,054
ReNew Energy Global Class A †	394,420	2,461,181
RWE	119,157	4,077,178
SSE	230,814	5,221,260
Terna - Rete Elettrica Nazionale	621,250	4,802,335
Xcel Energy	72,589	3,876,978
		46,748,677
Total Common Stocks (cost $132,614,199)		132,968,967

	Number of shares	Value (US $)

Short-Term Investments — 0.04%
Money Market Mutual Funds — 0.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	13,767	$ 13,767
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	13,767	13,767
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	13,767	13,767
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	13,768	13,768
Total Short-Term Investments (cost $55,069)		55,069

Total Value of Securities—98.35% (cost $132,669,268)		133,024,036
Receivables and Other Assets Net of Liabilities—1.65%		2,233,839
Net Assets Applicable to 14,325,481 Shares Outstanding—100.00%		$135,257,875
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $3,993,054, which represents 2.95% of the Fund’s net assets.
NQ- IV061 [0624] 0824 (3775139)    1

Schedule of investments
Delaware Climate Solutions Fund   (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BRBNYCRNCY	NOK	1,402,287	USD	(131,411)	7/2/24	$(60)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
See Note 0 in “Notes to financial statements.”
Summary of currencies:
NOK – Norwegian Krone
Summary of currencies: (continued)
USD – US Dollar

2    NQ- IV061 [0624] 0824 (3775139)